Accounts receivables, net of allowance (Details 1)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Balance at the beginning of year	$ 95,114	583,753	0
Additions	75,323	462,288	583,753
Balance at the end of year	$ 170,437	1,046,041	583,753